42. Gains losses on disposal and expenses (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains Losses On Disposal And Expenses
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	R$ 77
Income from the reversal of the provision for impairment of properties	24
Constitution of a provision for losses on other values and assets and revenue	49
Sale of assets received in the credit recovery processes with customers		R$ 16
Sale Of Assets Received In The Recovery Of Credits With Clients	R$ 34
Provisions for devaluations on real estate			R$ 104